Employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Short-term employee benefits	$ 1,986	$ 1,452
Termination benefits	143	192	$ 349
Post-employment benefits	16,382	11,246
Total	18,511	12,890
Current	2,932	2,215
Non-current	$ 15,579	$ 10,675